Investment in associates other companies (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other associates [Line Items]
Investments in associates accounted for using equity method	€ 3,955	€ 3,023	€ 2,038
Other companies [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	220	220	€ 263
Other companies [Member] | Riverlinx limited silvertown tunnel [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	60	65
Other companies [Member] | Concesionaria madrid calle 30 [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	1	22
Other companies [Member] | Netflow osars western gp [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	34	38
Other companies [Member] | Ruta del Cacao [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	34	27
Other companies [Member] | FMM Company LLC [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	15	18
Other companies [Member] | Other associates [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	17	13
Other companies [Member] | Zero Bypass [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	21	13
Other companies [Member] | Sociedad Concesionaria Anillo Vial [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	29	14
Other companies [Member] | Nexus Infr. Unit Trust [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	€ 9	€ 10